Note O - Income Taxes (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount (in Dollars)	$ (715,000)
Percentage Of Taxable Income Distributed		90.00%
Net Operating Loss Carry Forward [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount (in Dollars)	$ 74,514,000